Property, plant and equipment - Summary (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 59,289,069,000	R$ 50,656,634,000
Additions	7,936,068,000	11,281,141,000
Acquisitions through business combinations, property, plant and equipment	1,702,768,000	589,165,000
Write-offs	(146,002,000)	(251,392,000)
Depreciation	(3,803,941,000)	(3,029,130,000)
Transfers and other	8,078,000	42,651,000
Ending balance	R$ 64,986,040,000	59,289,069,000
Timber XX SPE S.A.
Reconciliation of changes in property, plant and equipment [abstract]
Percentage of shares purchase transaction	100.00%		100.00%
Timber VII SPE S.A.
Reconciliation of changes in property, plant and equipment [abstract]
Percentage of shares purchase transaction	100.00%		100.00%
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 14,859,189,000	14,486,408,000
Additions	697,000	54,027,000
Acquisitions through business combinations, property, plant and equipment	1,699,588,000	4,572,000
Write-offs	(10,724,000)	(25,090,000)
Depreciation
Transfers and other	226,598,000	339,272,000
Ending balance	R$ 16,775,348,000	14,859,189,000
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.34%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 5,906,494,000	5,764,977,000
Additions	558,000	15,000
Acquisitions through business combinations, property, plant and equipment	775,000	111,495,000
Write-offs	(7,455,000)	(36,184,000)
Depreciation	(366,398,000)	(313,304,000)
Transfers and other	3,988,619,000	379,495,000
Ending balance	R$ 9,522,593,000	5,906,494,000
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	6.78%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 20,537,952,000	19,618,653,000
Additions	415,147,000	467,032,000
Acquisitions through business combinations, property, plant and equipment	413,000	453,617,000
Write-offs	(118,499,000)	(133,249,000)
Depreciation	(3,214,550,000)	(2,570,734,000)
Transfers and other	16,660,035,000	2,702,633,000
Ending balance	34,280,498,000	20,537,952,000
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,485,109,000	10,373,151,000
Additions	7,490,762,000	10,742,118,000
Acquisitions through business combinations, property, plant and equipment		8,306,000
Write-offs
Depreciation
Transfers and other	(21,465,336,000)	(3,638,466,000)
Ending balance	R$ 3,510,535,000	17,485,109,000
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.38%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 500,325,000	413,445,000
Additions	28,904,000	17,949,000
Acquisitions through business combinations, property, plant and equipment	1,992,000	11,175,000
Write-offs	(9,324,000)	(56,869,000)
Depreciation	(222,993,000)	(145,092,000)
Transfers and other	598,162,000	259,717,000
Ending balance	897,066,000	500,325,000
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	92,324,815,000	80,946,127,000
Ending balance	98,731,202,000	92,324,815,000
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,859,189,000	14,486,408,000
Ending balance	16,775,348,000	14,859,189,000
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,032,317,000	9,644,875,000
Ending balance	13,816,631,000	10,032,317,000
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48,456,537,000	45,160,365,000
Ending balance	62,822,096,000	48,456,537,000
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,485,109,000	10,373,151,000
Ending balance	3,510,535,000	17,485,109,000
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,491,663,000	1,281,328,000
Ending balance	1,806,592,000	1,491,663,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(33,035,746,000)	(30,289,493,000)
Ending balance	(33,745,162,000)	(33,035,746,000)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,125,823,000)	(3,879,898,000)
Ending balance	(4,294,038,000)	(4,125,823,000)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(27,918,585,000)	(25,541,712,000)
Ending balance	(28,541,598,000)	(27,918,585,000)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(991,338,000)	(867,883,000)
Ending balance	(909,526,000)	(991,338,000)
Cerrado Project
Reconciliation of changes in property, plant and equipment [abstract]
Additions Propert yPlant And Equipment Cerrado Project	R$ 1,254,521,000	R$ 393,042